Property, equipment and software, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property, equipment and software, net
Total	¥ 69,368	¥ 50,222
Less: accumulated depreciation	(14,288)	(17,278)
Net book value	55,080	32,944		$ 7,986
Depreciation expenses	5,295	5,000	¥ 5,037
Impairment charge	0	0	¥ 0
Electronic equipment
Property, equipment and software, net
Total	2,663	11,222
Land, building and building improvement
Property, equipment and software, net
Total	40,642	21,072
Logistics,warehouse and other heavy equipment
Property, equipment and software, net
Total	14,097	10,084
Vehicles
Property, equipment and software, net
Total	5,743	2,681
Leasehold improvement
Property, equipment and software, net
Total	4,550	3,766
Office equipment
Property, equipment and software, net
Total	640	530
Software
Property, equipment and software, net
Total	¥ 1,033	¥ 867